Commitments and Contingencies (Contractual Obligation) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Contractual Obligation [Line Items]
2019	$ 83,682
2020	7,872
2021	6,285
2022	799
2023	271
Thereafter	0
Total	98,909
Operating Lease Obligations [Member]
Contractual Obligation [Line Items]
2019	15,884	[1]
2020	6,805	[1]
2021	5,974	[1]
2022	799	[1]
2023	271	[1]
Thereafter	0	[1]
Total	29,733	[1]
Bandwidth Purchase [Member]
Contractual Obligation [Line Items]
2019	62,329
2020	1,067
2021	311
2022	0
2023	0
Thereafter	0
Total	63,707
Content and Other Purchase [Member]
Contractual Obligation [Line Items]
2019	248
2020	0
2021	0
2022	0
2023	0
Thereafter	0
Total	248
Others [Member]
Contractual Obligation [Line Items]
2019	5,221
2020	0
2021	0
2022	0
2023	0
Thereafter	0
Total	$ 5,221

[1]	For the years ended December 31, 2016, 2017 and 2018, rental expense included in the operating lease was approximately US$10,075, US$12,818 and US$15,732, respectively.